Offerings - Offering: 1	May 07, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Capital stock, par value $1.00 per share, reserved for issuance pursuant to the Rogers Corporation 2026 Employee Stock Purchase Plan
Amount Registered | shares	223,000
Proposed Maximum Offering Price per Unit | $ / shares	135.92
Maximum Aggregate Offering Price	$ 30,310,160
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,185.83
Offering Note
(1) In the event of a stock split, stock dividend or similar transaction involving the Registrant’s capital stock, par value $1.00 per share (“common stock”), the number of shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
(2) Represents 200,000 shares of common stock authorized for issuance under the Plan and an estimated 23,000 shares of common stock that are added for issuance under the Plan pursuant to the Rogers Corporation Employee Stock Purchase Plan.
(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and low prices of the Registrant’s common stock on the New York Stock Exchange on May 1, 2026.